(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, gain (loss)
(Losses)/gains on derivative instruments, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(15,583)	72,269	27,016
Net interest income/(expense) on undesignated IRS derivatives	8,356	(772)	(2,908)
Foreign exchange gain on terminated undesignated foreign exchange swaps	—	—	240
(Losses)/gains on derivative instruments, net	(7,227)	71,497	24,348

Components of other financial items, net
Other non-operating (loss)/income, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Dividend income from our investment in listed equity securities	9,823	4,768	5,588
UK tax lease liability (1)	—	7,148	(71,739)
Realized and unrealized MTM (losses)/gains on our investment in listed equity securities (note 16) (2)	(62,308)	400,966	(295,777)
Others	—	—	124
Other non-operating (loss)/income	(52,485)	412,882	(361,804)
(1) In April 2022, we settled our liability to the UK tax authority in relation to former leasing arrangements of $66.4 million, inclusive of fees and released the remaining UK tax lease liability of $5.3 million and recognized a foreign exchange movement of $1.8 million.
(2) “Investment in listed equity securities”, included in balance sheet line-item “Other current assets” (note 16), relates to our equity holding in NFE of nil and 5.3 million shares as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023, 2022 and 2021, we recognized $nil, $350.9 million unrealized MTM gains and $295.8 million unrealized MTM losses, respectively.
In 2023 and 2022, we sold 1.2 million and 13.3 million of our NFE Shares at a price range between $36.90 and $40.38 per share and $40.80 and $58.29 per share for an aggregate consideration of $45.6 million and $625.6 million which resulted to $62.3 million realized MTM losses, $50.1 million realized MTM gains, respectively. There was no comparable sale of our NFE Shares during the year ended December 31, 2021.
On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares that were applied as partial consideration for the repurchase of 1,230 Hilli common from NFE, which NFE acquired pursuant to the sale of our investment in Golar Partners to NFE in April 2021. Following these transactions, we no longer hold any listed equity securities.
Other financial items, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Financing arrangement fees and other related costs (1)	(1,667)	(9,340)	(1,201)
Amortization of debt guarantees	2,019	2,657	2,569
Foreign exchange (loss)/gain on operations	(941)	1,598	(384)
Other	(311)	(295)	(291)
Other financials items, net	(900)	(5,380)	693
(1) Financing arrangement fees and other related costs for the year ended December 31, 2022 is mainly comprised of (i) $4.9 million write-off of deferred financing fees and expenses in relation to an undrawn corporate bilateral facility, the availability of which expired in June 2022; (ii) $2.3 million loss on partial repurchase of our $300.0 million senior unsecured bonds (“Unsecured Bonds”) in December 2022 (note 21); and (iii) $1.4 million commitment fees paid in relation to the undrawn portion of the Corporate RCF, which was canceled in November 2022 (note 21).